CONVERTIBLE NOTES PAYABLE - 2020 Notes (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Expected accrued interest				$ 312,000
Deemed Dividend On Warrant Modification		$ 65,266	$ 65,266	$ 65,266
Proceeds from issuance of "Bridge Notes", net					$ 3,475,000
Warrants, term				5 years
Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,449,000,000
Convertible notes 2020
Debt Instrument [Line Items]
Expected accrued interest				$ 312,000
Deemed Dividend On Warrant Modification				$ 65,000
Convertible notes 2020 | Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion	432				432
Warrants, exercise price of warrants (in dollars per share)				$ 0		$ 597